Impairment and Related Charges	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment and Related Charges
4. Impairment and Related Charges
Capitalized implementation costs and deferred customer advances and discounts are reviewed for impairment if events and circumstances indicate that their carrying amounts may not be recoverable. See Note 1. Summary of Business and Significant Accounting Policies for more information. Given the substantial amount of uncertainty of reaching an agreement regarding the implementation of services pursuant to the contract with an Airline Solutions' customer, we evaluated the recoverability of net capitalized contract costs related to the customer and recorded a charge of $81 million during the year ended December 31, 2017. This charge was estimated based on a review of all balances with the customer including capitalized implementation costs, deferred customer advances and discounts, deferred revenue, contract liabilities, and other deferred charges. We will continue to monitor our position through the insolvency proceedings; however, there is no further exposure to our consolidated balance sheet as of December 31, 2017. Given the uncertainty associated with the ultimate resolution of this dispute, there could be further impacts to our consolidated statement of operations. This impairment charge was primarily non-cash and was recorded to Impairment and related charges in our consolidated statement of operations for the year ended December 31, 2017. See Note 15. Commitments and Contingencies--Other for additional information.